Variable Interest Entities - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended		1 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 2GIG [Member]	Dec. 31, 2012 2GIG [Member]	Dec. 27, 2012 Solar [Member]	Sep. 30, 2013 Solar [Member]	Dec. 31, 2012 Solar [Member]	Jun. 01, 2011 Solar [Member] Revolving Credit Facility [Member]
Variable Interest Entities [Line Items]
Purchase of solar	$ 75,000,000	$ 75,000,000
Sales of equipment to other legal entities			71.00%	53.00%
Payment of combined fee for electricity generated	0.05	0.05
Revolving credit note, principal balance								5,000,000
Accrued interest rate per annum								13.00%
Expected borrowing by solar					20,000,000
Interest on outstanding balance					7.50%
Principal balance outstanding						20,000,000	15,000,000
Payment-in-kind interest						530,000
Accrued interest						$ 530,000